CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Activities
Net earnings (loss)	$ 5,708	$ 1,440	$ 3,584
Discontinued operations, net of tax	(4,496)	38	(377)
Adjustments for non-cash items, net:
Depreciation and amortization	1,232	491	328
Deferred income tax provision	(352)	(243)	(106)
Stock-based compensation cost	86	71	65
Equity method investment net earnings	(231)	(211)	(262)
(Gain) loss on extinguishment of debt	(82)	0	(36)
(Gain) loss on sale of investments / deconsolidation	(322)	(19)	(1,815)
Changes in operating assets and liabilities
Accounts receivable, net	(40)	(161)	(51)
Inventories, net	292	123	(173)
Accounts payable and accrued liabilities	87	541	(17)
Distributions from equity method investments	46	129	148
Other operating activities, net	(357)	53	217
Net cash flows provided by (used in) continuing operating activities	1,571	2,252	1,505
Net cash flows provided by (used in) discontinued operating activities	(1,008)	355	238
Net cash flows provided by (used in) operating activities	563	2,607	1,743
Investing Activities
Capital expenditures	(519)	(439)	(317)
Investment in businesses, net of cash acquired	(10,890)	(84)	(506)
Dispositions of businesses	634	54	2,902
Settlement of derivative contracts, net	(264)	(50)	(194)
Payment to former shareholders of TCC	0	0	(104)
Other investing activities, net	14	15	20
Net cash flows provided by (used in) continuing investing activities	(11,025)	(504)	1,801
Net cash flows provided by (used in) discontinued investing activities	9,000	(156)	(56)
Net cash flows provided by (used in) investing activities	(2,025)	(660)	1,745
Financing Activities
(Decrease) increase in short-term borrowings, net	50	(5)	(149)
Issuance of long-term debt	3,412	5,609	432
Repayment of long-term debt	(5,345)	(111)	(1,275)
Repurchases of common stock	(1,944)	(62)	(1,380)
Dividends paid on common stock	(670)	(620)	(509)
Dividends paid to non-controlling interest	(84)	(58)	(46)
Other financing activities, net	(30)	(121)	(1)
Net cash flows provided by (used in) continuing financing activities	(4,611)	4,632	(2,928)
Net cash flows provided by (used in) discontinued financing activities	(25)	(20)	(3)
Net cash flows provided by (used in) financing activities	(4,636)	4,612	(2,931)
Effect of foreign exchange rate changes on cash and cash equivalents	(103)	88	(56)
Net increase (decrease) in cash and cash equivalents and restricted cash, including cash classified in current assets held for sale	(6,201)	6,647	501
Less: Change in cash balances classified as assets held for sale	(320)	97	(33)
Net increase (decrease) in cash and cash equivalents and restricted cash	(5,881)	6,550	534
Cash, cash equivalents and restricted cash, beginning of period	9,853	3,303	2,769
Cash, cash equivalents and restricted cash, end of period	3,972	9,853	3,303
Less: restricted cash	3	1	5
Cash and cash equivalents, end of period	$ 3,969	$ 9,852	$ 3,298